TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Percentage of trade receivables that is current	88.00%	83.00%